14. Supplemental cash flow information: Schedule of Supplemental Cash Flow Information (Details) - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Details
Non-Cash Investing and Financing Activities - Acquisition of CHI	[1]	$ 0	$ 0	$ 700,000
Non-Cash Investing and Financing Activities - Convertible debt settlement	[2]	0	0	668,610
Non-Cash Investing and Financing Activities - Conversion of accounts payable into long-term promissory notes	[3]	0	100,000	0
Non-Cash Investing and Financing Activities - Common shares issued in settlement of accrued and unpaid salaries	[4]	0	12,250	116,000
Non-Cash Investing and Financing Activities - Reallocation of conversion rights reserve on settlement of convertible debt	[2]	0	0	92,966
Non-Cash Investing and Financing Activities - Reallocation of share-based payment and other reserve on warrant exercise		$ 0	$ 0	$ 26,200

[1]	See Note 6.
[2]	See Note 9.
[3]	See Note 10.
[4]	See Notes 11 and 12.